Commitments and Contingencies - License agreements and Lease commitments (Details) - License agreements - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
License agreements
Royalty expense		$ 0	$ 0	$ 0	$ 0
Tufts
License agreements
Royalty expense						$ 1,700	$ 1,400	$ 1,600
Harvard University
License agreements
Royalty expense						$ 0	$ 0
Upfront Fee	$ 600